Employee Retirement Plans - Estimated Pension Plan Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
2014	$ 750
2015	13
2016	12
2017	104
2018	902
Next five years	$ 7,114